Expense Example - AMG River Road Dividend All Cap Value Fund	Feb. 01, 2021 USD ($)
CLASS N SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,337
CLASS I SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,046
Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	446
Expense Example, with Redemption, 10 Years	$ 999